Investment Risks	Apr. 30, 2026
Muzinich Dynamic Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
Muzinich Dynamic Income Fund | Below Investment Grade Securities (Junk Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bond) Risk – The Dynamic Income Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
Muzinich Dynamic Income Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Dynamic Income Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
Muzinich Dynamic Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
Muzinich Dynamic Income Fund | Currency Risk And Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk and Hedging Risk – The Dynamic Income Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
Muzinich Dynamic Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
Muzinich Dynamic Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Dynamic Income Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-
counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.

Muzinich Dynamic Income Fund | Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Muzinich Dynamic Income Fund | Financial Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services Sector Risk – The Fund may invest significantly in securities of companies in the financial services sector, including the banking sector and diversified financials sector, and could be at times particularly vulnerable to events affecting that sector. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Muzinich Dynamic Income Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
Muzinich Dynamic Income Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk – The Dynamic Income Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.
Muzinich Dynamic Income Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Muzinich Dynamic Income Fund | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Dynamic Income Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
Muzinich Dynamic Income Fund | ESG Exclusion Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
Muzinich Dynamic Income Fund | ESG Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Information Risk - In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
Muzinich Dynamic Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Muzinich Dynamic Income Fund | Impairment Of Collateral Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Dynamic Income Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
Muzinich Dynamic Income Fund | Investment Company And ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
Muzinich Dynamic Income Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Dynamic Income Fund’s performance.
Muzinich Dynamic Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
Muzinich Dynamic Income Fund | Prepayment Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Dynamic Income Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Muzinich Dynamic Income Fund | Ratings Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Ratings Agencies Risk – The ratings of any security may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
Muzinich Dynamic Income Fund | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Muzinich Dynamic Income Fund | Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Muzinich Dynamic Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Muzinich Dynamic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Dynamic Income Fund.
Muzinich Dynamic Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Muzinich Flexible U.S. High Yield Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

Muzinich Flexible U.S. High Yield Income Fund | Below Investment Grade Securities (Junk Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bond) Risk – The Flexible U.S. High Yield Income Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
Muzinich Flexible U.S. High Yield Income Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
Muzinich Flexible U.S. High Yield Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
Muzinich Flexible U.S. High Yield Income Fund | Currency Risk And Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk and Hedging Risk – The Flexible U.S. High Yield Income Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
Muzinich Flexible U.S. High Yield Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
Muzinich Flexible U.S. High Yield Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality fixed income securities, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Flexible U.S. High Yield Income Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.
Muzinich Flexible U.S. High Yield Income Fund | Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	•Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Muzinich Flexible U.S. High Yield Income Fund | Financial Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services Sector Risk – The Fund may invest significantly in securities of companies in the financial services sector, including the banking sector and diversified financials sector, and could be at times particularly vulnerable to events affecting that sector. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Muzinich Flexible U.S. High Yield Income Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
Muzinich Flexible U.S. High Yield Income Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk – The Flexible U.S. High Yield Income Fund is actively managed with discretion and may underperform market indices or other funds.
Muzinich Flexible U.S. High Yield Income Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Muzinich Flexible U.S. High Yield Income Fund | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Flexible U.S. High Yield Income Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
Muzinich Flexible U.S. High Yield Income Fund | ESG Exclusion Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
Muzinich Flexible U.S. High Yield Income Fund | ESG Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Information Risk – In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
Muzinich Flexible U.S. High Yield Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Muzinich Flexible U.S. High Yield Income Fund | Impairment Of Collateral Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Flexible U.S. High Yield Income Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
Muzinich Flexible U.S. High Yield Income Fund | Investment Company And ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
Muzinich Flexible U.S. High Yield Income Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Flexible U.S. High Yield Income Fund’s performance.
Muzinich Flexible U.S. High Yield Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
Muzinich Flexible U.S. High Yield Income Fund | Prepayment Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Flexible U.S. High Yield Income Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Muzinich Flexible U.S. High Yield Income Fund | Ratings Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Muzinich Flexible U.S. High Yield Income Fund | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Muzinich Flexible U.S. High Yield Income Fund | Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Muzinich Flexible U.S. High Yield Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Muzinich Flexible U.S. High Yield Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Flexible U.S. High Yield Income Fund.
Muzinich Flexible U.S. High Yield Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Muzinich Low Duration Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk – The risk that money lent to a company through a bond or syndicated loan will not be repaid. This risk is higher for high yield instruments than for higher-rated investment grade corporate paper. However, credit ratings are subjective; no rating level is immune from default. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.
Muzinich Low Duration Fund | Below Investment Grade Securities (Junk Bond) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bond) Risk – The Low Duration Fund’s investment in below-investment grade bonds or loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become perceived as “high risk.”
Muzinich Low Duration Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Low Duration Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies the value of which against the U.S. dollar is determined by the government, rather than by the markets. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions. Further, foreign securities are subject to the potential imposition of sanctions by the U.S. government which may impact the Fund’s ability to transact in such assets and which may negatively impact the price and liquidity of such holdings.
Muzinich Low Duration Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.
Muzinich Low Duration Fund | Currency Risk And Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk and Hedging Risk – The Low Duration Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no assurance that the Fund will be perfectly hedged or that the hedging will work as anticipated.
Muzinich Low Duration Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

Muzinich Low Duration Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk – High yield fixed income instruments tend to be less liquid than higher quality debt instruments, meaning that at times it may be difficult to sell high yield fixed income instruments at a reasonable price. If the Low Duration Fund is unable to sell a high yield fixed income instrument, it may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Additionally, loan transactions may require extended settlement periods before cash is received.
Muzinich Low Duration Fund | Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Muzinich Low Duration Fund | Financial Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services Sector Risk – The Fund may invest significantly in securities of companies in the financial services sector, including the banking sector and diversified financials sector, and could be at times particularly vulnerable to events affecting that sector. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Muzinich Low Duration Fund | Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
Muzinich Low Duration Fund | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk – The Low Duration Fund is actively managed and relies on the expertise of the Advisor. The Fund may underperform other mutual funds with similar investment objectives.
Muzinich Low Duration Fund | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Muzinich Low Duration Fund | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Low Duration Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the notional value of its derivative positions.
Muzinich Low Duration Fund | ESG Exclusion Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Exclusion Risk – The risk arising from the Fund’s exclusion of securities issued by companies deemed ineligible or unattractive for investment due to environmental, social and governance (ESG) -related characteristics, even if these securities might otherwise comprise part of the Fund’s eligible investment universe. One or more of the securities issued by these companies which may otherwise be eligible for investment by the Fund may outperform the securities selected for the Fund.
Muzinich Low Duration Fund | ESG Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	ESG Information Risk – In considering ESG risks in its investment decisions, the Advisor relies on information and data that could be incomplete or erroneous and/or which may reflect information and opinions that vary from source to source. Further, ESG data providers and market participants may have different methods for prioritizing or interpreting ESG information (or the lack thereof), causing them to reach different conclusions about the attractiveness or value of a particular company. These factors could cause the Advisor to incorrectly assess a company’s ESG-related characteristics and risk therefrom, and to therefore under- or over-estimate a security’s attractiveness relative to other investment opportunities.
Muzinich Low Duration Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.
Muzinich Low Duration Fund | Impairment Of Collateral Risk Member
Prospectus [Line Items]
Risk [Text Block]	Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, the Low Duration Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.
Muzinich Low Duration Fund | Investment Company And ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. (Affiliated mutual funds will not charge duplicate fees and expenses.) Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.
Muzinich Low Duration Fund | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Low Duration Fund’s performance.
Muzinich Low Duration Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.
Muzinich Low Duration Fund | Prepayment Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the Low Duration Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.
Muzinich Low Duration Fund | Ratings Agencies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Ratings agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, ratings agencies are subject to an inherent conflict of interest, because they are often compensated by the same issuers whose securities they grade.
Muzinich Low Duration Fund | Restricted Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.
Muzinich Low Duration Fund | Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk – The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans. The Fund has the power to engage in short-term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.
Muzinich Low Duration Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Muzinich Low Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Low Duration Fund.
Muzinich Low Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.